Operations and principal activities - Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Operations and principal activities
Net cash provided by/(used in) operating activities	¥ (112,873)	$ (16,365)	¥ 84,287	¥ 179,180
Accumulated deficit	¥ (346,618)		¥ (272,368)		$ (50,255)